Summary of Significant Accounting Policies - Collaboration Revenue (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 27, 2017	Mar. 31, 2017	Dec. 31, 2016
Collaboration Revenue
Estimated development period for revenue recognition (in years)		1 year
Deferred collaboration revenue		$ 2,088,989
Accounting Standards Update 2016-09
Collaboration Revenue
Unrecognized deferred tax assets			$ 0
Cumulative-effect adjustment			$ 0
Elanco
Collaboration Revenue
Initial upfront payment received	$ 2,548,689
Additional payment receivable upon achievement	$ 61,000,000
Unreimbursed expenses		288,166
Upfront payment and expense reimbursement recognized as revenue		$ 2,548,689
Estimated development period for revenue recognition (in years)		1 year
Collaboration revenue recognized from unreimbursed expenses		$ 288,166
Collaboration revenue recognized from upfront payment and expense reimbursement		459,700
Deferred collaboration revenue		$ 2,088,989